Intangible assets - Schedule of movements in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	£ 10,764	£ 11,300
Intangible assets and goodwill at end of period	11,902	10,764
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	13,179	13,872
Hyperinflation adjustments	524
Exchange differences	1,006	(1,314)
Additions	301	648
Disposals	(88)	(27)
Reclassification to asset held for sale	(568)
Intangible assets and goodwill at end of period	14,354	13,179
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,415)	(2,572)
Exchange differences	(135)	182
Amortisation for the year	45	49
Disposals	71	24
Impairment	336
Reclassification to asset held for sale	408
Intangible assets and goodwill at end of period	(2,452)	(2,415)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	7,361	7,755
Intangible assets and goodwill at end of period	7,896	7,361
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	8,458	8,923
Hyperinflation adjustments	315
Exchange differences	639	(799)
Additions	109	334
Disposals	(23)	0
Reclassification to asset held for sale	(560)
Intangible assets and goodwill at end of period	8,938	8,458
Brands | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,097)	(1,168)
Exchange differences	(51)	71
Disposals	23	0
Impairment	317
Reclassification to asset held for sale	400
Intangible assets and goodwill at end of period	(1,042)	(1,097)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,957	1,912
Intangible assets and goodwill at end of period	2,287	1,957
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,627	2,664
Hyperinflation adjustments	208
Exchange differences	145	(311)
Additions	70	274
Disposals	(42)	0
Reclassification to asset held for sale	0
Intangible assets and goodwill at end of period	3,008	2,627
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(670)	(752)
Exchange differences	(60)	82
Disposals	28	0
Impairment	19
Reclassification to asset held for sale	0
Intangible assets and goodwill at end of period	(721)	(670)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,341	1,509
Intangible assets and goodwill at end of period	1,584	1,341
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,421	1,587
Hyperinflation adjustments	0
Exchange differences	194	(174)
Additions	55	8
Disposals	0	0
Reclassification to asset held for sale	0
Intangible assets and goodwill at end of period	1,670	1,421
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(80)	(78)
Exchange differences	1	3
Amortisation for the year	7	5
Disposals	0	0
Impairment	0
Reclassification to asset held for sale	0
Intangible assets and goodwill at end of period	(86)	(80)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	105	124
Intangible assets and goodwill at end of period	135	105
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	673	698
Hyperinflation adjustments	1
Exchange differences	28	(30)
Additions	67	32
Disposals	(23)	(27)
Reclassification to asset held for sale	(8)
Intangible assets and goodwill at end of period	738	673
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(568)	(574)
Exchange differences	(25)	26
Amortisation for the year	38	44
Disposals	20	24
Impairment	0
Reclassification to asset held for sale	8
Intangible assets and goodwill at end of period	£ (603)	£ (568)